ACQUISTION AND DIVESTITURE ACTIVITY (Tables)	12 Months Ended
Dec. 31, 2013
Deconsolidation (Tables) [Abstract]
Schedule Of Deconsolidation [Text Block]
(Dollars in millions)	Copper Mountain Solar 2	Mesquite Solar 1
Proceeds from sale, net of transaction costs(1)	$69	$100
Property, plant and equipment, net	(266)	(461)
Other assets	(30)	(72)
Long-term debt, including current portion	146	297
Other liabilities	19	31
Gain on sale of assets	(4)	(36)
Equity method investments upon deconsolidation	$(66)	$(141)
(1)	Transaction costs were $3 million at each of Copper Mountain Solar 2 and Mesquite Solar 1.

Proforma Revenue (Tables) [Abstract]
Schedule of Proforma Revenue [Text Block]
Year ended
(Dollars in millions)	December 31, 2011
Revenues	$10,379
Earnings(1)	1,079
(1)	Excludes the $277 million gain related to the remeasurement of equity method investments.

Purchase Price Allocation (Tables) [Abstract]
Schedule of Purchase Price Allocation [Text Block]
PURCHASE PRICE ALLOCATION
(Dollars in millions)
	At April 6, 2011
				Other
	Chilean	Peruvian		holding
	entities	entities		companies	Total
Fair value of businesses acquired:
Cash consideration (fair value of total
consideration)	$495	$385		$8	$888
Fair value of equity method
investments immediately prior to
the acquisition	495	385		2	882
Fair value of noncontrolling interests	37	242		―	279
Total fair value of businesses acquired	1,027	1,012		10	2,049

Recognized amounts of identifiable assets
acquired and liabilities assumed:
Cash	219	22		4	245
Property, plant and equipment	555	931		―	1,486
Long-term debt	(305)	(179)		―	(484)
Other net assets (liabilities) acquired	44	(223)		6	(173)
Total identifiable net assets	513	551		10	1,074
Goodwill	$514	$461	$	―	$975